3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (i) Loss per share (Details) - shares	Jan. 31, 2019	Jan. 31, 2018
Details
Anti-dilutive warrants outstanding	1,575,565	2,004,965
Anti-dilutive warrants outstanding	2,625,000	2,525,000